UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment [   ]; Amendment Number:
  This Amendment (Check only one):        [   ] is a restatement.
                                          [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hahn Capital Management, LLC
Address:    601 Montgomery Street - Suite 840
            San Francisco, CA 94111

Form 13F File Number:  028-10195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John D. Schaeffer
Title:      Managing Member
Phone:      415-394-6555

Signature, Place, and Date of Signing:

    /s/ John Schaeffer        San Francisco, CA          November 15, 2007
 ------------------------   ------------------------   ------------------------
       [Signature]               [City, State]                 [Date]


Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                     ------------

Form 13F Information Table Entry Total:                   37
                                                     ------------

Form 13F Information Table Value Total:              $  144,704
                                                     ------------
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    None
                                            FORM 13F INFORMATION TABLE
                                              VALUE       SHARES/     SH/PUT/INVSTMT OTHER         VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS CUSIP NO  (X$1000)      PRN AMT     PRNCALLDSCRETNMANAGERS SOLE       SHARED     NONE
Avid Technologies       COM       05367P100   1894788            69970SH      SOLE           69970        0         0
Brandywine Realty T     COM        105368203  3600373           142251SH      SOLE          142251        0         0
Brinks Company          COM        109696104  4041800            72330SH      SOLE           72330        0         0
Carter's                COM        146229109  4152892           208165SH      SOLE          208165        0         0
Charles River Labs      COM        159864107  4382114            78043SH      SOLE           78043        0         0
Chico's FAS             COM        168615102  1754873           124902SH      SOLE          124902        0         0
Circor Int'l            COM       17273K109    234316             5160SH      SOLE           5160         0         0
Edward Lifesciences     COM        369300108  3657569            74175SH      SOLE           74175        0         0
Euronet Worldwide       COM        298736109  4762664           159982SH      SOLE          159982        0         0
General Cable           COM        369300108  5148171            76701SH      SOLE           76701        0         0
Grant Prideco           COM       38821G101   5264942            96569SH      SOLE           96569        0         0
HCC Insurance Holdi     COM        404132102  5543759           193567SH      SOLE          193567        0         0
Hexcel                  COM        428291108  5411566           238290SH      SOLE          238290        0         0
Host Hotels & Resor     COM       44107P104   6726502           299755SH      SOLE          299755        0         0
IDEX Corporation        COM       45167R104   4410395           121198SH      SOLE          121198        0         0
Jacobs Engineering      COM        469814107  5083057            67254SH      SOLE           67254        0         0
Kinder Morgan Energ     COM        494550106  2118470            42884SH      SOLE           42884        0         0
Kinder Morgan Manag     COM       49455U100   1288029            27551SH      SOLE           27551        0         0
Kroger                  COM        501044101  5968523           209275SH      SOLE          209275        0         0
Omnicare                COM        681904108  3710891           112010SH      SOLE          112010        0         0
PMI Group               COM       69344M101   3366432           102949SH      SOLE          102949        0         0
PartnerRe               COM       G6852T105   2480365            31401SH      SOLE           31401        0         0
Pioneer Natural Res     COM        723787107  5129744           114045SH      SOLE          114045        0         0
Principal Financial     COM       74251V102   4128925            65445SH      SOLE           65445        0         0
Roper Industries        COM        776696106  2268658            34636SH      SOLE           34636        0         0
Ross Stores             COM        778296103  3971610           154899SH      SOLE          154899        0         0
SEI Investments         COM        784117103  2511751            92073SH      SOLE           92073        0         0
Sealy                   COM        812139301  1787152           127290SH      SOLE          127290        0         0
Southern Union Co.      COM        844030106  6098887           196043SH      SOLE          196043        0         0
Tektronix               COM        879131100  5454322           196623SH      SOLE          196623        0         0
Union Pacific           COM        907818108  2692750            23817SH      SOLE           23817        0         0
Valeant Pharma          COM       91911X104   2904543           187632SH      SOLE          187632        0         0
Varian Medical Syst     COM       92220P105   1657922            39578SH      SOLE           39578        0         0
Wabtec                  COM        929740108  5987382           159834SH      SOLE          159834        0         0
Waddell & Reed Fina     COM        930059100  5424218           200674SH      SOLE          200674        0         0
Weatherford Interna     COM       G95089101   5113674            76119SH      SOLE           76119        0         0
Zebra Technnologies     COM        989207105  4569935           125238SH      SOLE          125238        0         0

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